SEGMENT INFORMATION	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SEGMENT INFORMATION
SEGMENT INFORMATION

15. SEGMENT INFORMATION

The Group’s chief operating decision maker is our Chief Executive Officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group. The Group operates and manages its business as a single segment.

Substantially all of the Group’s revenues for the six months ended June 30,2020 and 2021 were generated from the PRC.

As of December 31, 2020 and June 30,2021, the majority of long-lived assets of the Group were located in the PRC and Hong Kong.

16.	SEGMENT INFORMATION

The Group’s chief operating decision maker is our Chief Executive Officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group. The Group operates and manages its business as a single segment.

Substantially all of the Group’s revenues for the years ended December 31, 2018, 2019 and 2020 were generated from the PRC.

As of December 31, 2018, 2019 and 2020, the majority of long-lived assets of the Group were located in the PRC and Hong Kong.